Shareholder Report, Holdings (Details)	May 31, 2026
Fidelity New Jersey Municipal Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	74.80%
Fidelity New Jersey Municipal Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity New Jersey Municipal Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity New Jersey Municipal Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity New Jersey Municipal Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity New Jersey Municipal Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity New Jersey Municipal Money Market Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity New Jersey Municipal Money Market Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity New Jersey Municipal Money Market Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity New Jersey Municipal Money Market Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity New Jersey Municipal Money Market Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	74.80%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity New Jersey Municipal Money Market Fund - Premium Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	74.80%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity New Jersey Municipal Money Market Fund - Institutional Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%